INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories
	As of December 31,
	2 0 1 7	2 0 1 6

Raw materials	$10,634	$9,596
Work in process	15,507	12,205
Finished goods	8,780	7,459
	$34,921	$29,260